S000094758 [Member] Investment Strategy - First Sentier American Listed Infrastructure Fund	Oct. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the American Listed Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly traded equity securities of infrastructure companies listed on a U.S. stock exchange. The Fund defines infrastructure companies as those companies that derive at least 65% of their operating earnings from the ownership or operation of infrastructure assets. The Fund defines infrastructure assets as the physical structures, networks and systems of transportation, energy, water, waste, and communication. The Fund typically invests in companies that can adjust the fees they charge customers and counterparties in line with inflation, in accordance with contractual terms or regulation, or through renegotiation due to the essential nature and pricing power of infrastructure assets. The assets held by these companies typically offer high barriers to entry, pricing power, predictable cash flows and structural growth. As part of the 80%, the Fund may invest up to 20% of its net assets in publicly traded securities of infrastructure companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements, i.e., foreign securities. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. The Fund may invest up to 20% of its net assets in American Depositary Receipts (“ADRs”).
The American Listed Fund seeks to invest in the securities of companies which have high barriers to entry, strong pricing power, sustainable growth and predictable cash flows. The majority of infrastructure securities in which the Fund typically invests are within the following Global Industry Classification Standard (“GICS”) sectors:
1) oil and gas storage and transportation;
2) airport services;
3) highways and rail tracks;
4) marine ports and services;
5) multi/electric/gas/water utilities; and
6) specialty REITs.
Equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of any size market capitalizations. The American Listed Fund may also invest in stapled securities to gain exposure to infrastructure companies in Australia. A stapled security is a security that is comprised of two parts that cannot be separated from one another, a unit in a trust related to the company and a share of a company. The Fund may also invest in initial public offerings (“IPOs”).
All REITs that the American Listed Fund may invest in must meet the Fund’s definition of an infrastructure company. As a fundamental policy, the Fund will invest more than 25% of its net assets in the securities issued by companies operating in the infrastructure industry.
The American Listed Fund’s investment strategy is based on active, bottom‑up stock selection which seeks to identify mispricing. The strategy seeks to minimize risk through on‑the‑ground research, a focus on quality, and sensible portfolio construction. Securities within the Fund’s wider investment universe are screened for infrastructure characteristics, analyzed and then ranked by value and quality. The portfolio is then constructed by the portfolio managers, based primarily on these rankings. Sector risks are also monitored as a risk management overlay which aims to ensure appropriate portfolio diversification along sector lines.
The portfolio managers may choose to sell securities when they observe a security moving to a lower position within the portfolio managers’ value and quality ranking system. This can occur through, among other things:
•	A rise in a company’s share price, leading to decreased upside potential and a lower value ranking
•	A downgrade in a company’s discounted cash flow valuation, leading to lower value ranking
•	A downgrade of a company’s quality score, leading to a lower quality ranking.
Peer review of the security selection process ensures the team is not locked into high conviction buys or sells but rather identifies market inefficiency and sells/buys the security before the opportunity has closed.
The American Listed Fund is non‑diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the American Listed Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly traded equity securities of infrastructure companies listed on a U.S. stock exchange. The Fund defines infrastructure companies as those companies that derive at least 65% of their operating earnings from the ownership or operation of infrastructure assets. The Fund defines infrastructure assets as the physical structures, networks and systems of transportation, energy, water, waste, and communication. The Fund typically invests in companies that can adjust the fees they charge customers and counterparties in line with inflation, in accordance with contractual terms or regulation, or through renegotiation due to the essential nature and pricing power of infrastructure assets. The assets held by these companies typically offer high barriers to entry, pricing power, predictable cash flows and structural growth. As part of the 80%, the Fund may invest up to 20% of its net assets in publicly traded securities of infrastructure companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements, i.e., foreign securities. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. The Fund may invest up to 20% of its net assets in American Depositary Receipts (“ADRs”).